UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one):     [X]is a restatement.
                                     [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Marvin & Palmer Associates, Inc.
Address:       1201 N. Market Street
               Suite 2300
               Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Karen T. Buckley
Title:         Chief Financial Officer - Principal
Phone:         (302) 573-3570

Signature, Place, and Date of Signing:

/s/  Karen T. Buckley          Wilmington, Delaware            August 1, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

     Form 13F File Number     Name

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     136

Form 13F Information Table Value Total:     $1,354,321
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.     Form 13F File Number     Name

           Column 1             Column 2    Column 3    Column 4        Column 5       Column 6    Column 7      Column 8
                                                                        SHRS OR
                                                                        SH/PUT/
        NAME OF ISSUER          TITLE OF                  VALUE          PRN AMT      INVESTMENT    OTHER      VOTING AUTHORITY
                                 CLASS       CUSIP      (x$1000)        PRN CALL      DISCRETION   MANAGERS  SOLE   SHARED    NONE
Accenture Public Ltd., Co.         Com     G1151C101      $5,843      96,700     SH      Sole                 96,700
Accenture Public Ltd., Co.         Com     G1151C101      $3,752      62,100     SH      Sole                                 62,100
Alexion Pharmaceuticals, Inc.      Com     015351109      $8,860     188,400     SH      Sole                188,400
Alexion Pharmaceuticals, Inc.      Com     015351109      $3,781      80,400     SH      Sole                                 80,400
Alpha Natural Resources, Inc.      Com     02076X102      $8,356     183,900     SH      Sole                183,900
Alpha Natural Resources, Inc.      Com     02076X102      $2,449      53,900     SH      Sole                                 53,900
Amazon.com, Inc.                   Com     023135106     $37,549     183,625     SH      Sole                183,625
Amazon.com, Inc.                   Com     023135106     $14,887      72,800     SH      Sole                                 72,800
Ambev ADR                          ADR     20441W203      $8,664     256,850     SH      Sole                586,850
Ambev ADR                          ADR     20441W203      $2,213      65,610     SH      Sole                                 65,610
Ameriprise Financial, Inc.         Com     03076C106      $3,478      60,300     SH      Sole                 60,300
Amphenol Corp.                     Com     032095101      $6,375     118,050     SH      Sole                118,050
Amphenol Corp.                     Com     032095101      $3,921      72,600     SH      Sole                                 72,600
Apple Computer, Inc.               Com     037833100     $20,318      60,530     SH      Sole                 60,530
Apple Computer, Inc.               Com     037833100      $8,073      24,050     SH      Sole                                 24,050
Avago Technologies, Ltd.           Com     Y0486S104     $23,590     620,800     SH      Sole                620,800
Avago Technologies, Ltd.           Com     Y0486S104     $10,327     271,770     SH      Sole                                271,770
BAIDU.COM                          ADR     056752108     $48,394     345,350     SH      Sole                345,350
BAIDU.COM                          ADR     056752108     $10,860      77,500     SH      Sole                                 77,500
Banco Santander Chile SA ADR       ADR     05965X109      $6,970      74,300     SH      Sole                 74,300
Banco Santander Chile SA ADR       ADR     05965X109      $1,717      18,300     SH      Sole                                 18,300
BanColombia SA ADR                 ADR     05968L102      $8,899     132,650     SH      Sole                132,650
BanColombia SA ADR                 ADR     05968L102      $2,053      30,600     SH      Sole                                 30,600
Biogen Idec, Inc.                  Com     09062X103     $14,466     135,300     SH      Sole                135,300
Biogen Idec, Inc.                  Com     09062X103      $5,453      51,000     SH      Sole                                 51,000
Cameron International Corp.        Com     13342B105     $18,421     366,300     SH      Sole                366,300
Cameron International Corp.        Com     13342B105      $8,072     160,500     SH      Sole                                160,500
Canadian National Railway Co.
ADR                                Com     136375102      $5,417      67,800     SH      Sole                 67,800
Canadian National Railway Co.
ADR                                Com     136375102      $2,477      31,000     SH      Sole                                 31,000
Caterpillar, Inc.                  Com     149123101     $23,043     216,450     SH      Sole                216,450
Caterpillar, Inc.                  Com     149123101      $8,357      78,500     SH      Sole                                 78,500
CF Industries Holdings, Inc.       Com     125269100     $20,613     145,500     SH      Sole                145,500
CF Industries Holdings, Inc.       Com     125269100      $8,784      62,000     SH      Sole                                 62,000
Cia Siderurgica Nacional ADR       ADR     20440W105        $324      26,000     SH      Sole                 26,000
Cliffs Natural Resources, Inc.     Com     18683K101     $20,145     217,900     SH      Sole                217,900
Cliffs Natural Resources, Inc.     Com     18683K101      $8,810      95,300     SH      Sole                                 95,300
Coach, Inc.                        Com     189754104     $12,286     191,500     SH      Sole                191,500
Coach, Inc.                        Com     189754104      $2,778      43,300     SH      Sole                                 43,300
Cognizant Technology Solutions     Com     192446102     $20,521     279,800     SH      Sole                279,800
Cognizant Technology Solutions     Com     192446102      $8,837     120,500     SH      Sole                                120,500
Comcast Corp.                      Com     20030N200     $10,271     423,900     SH      Sole                423,900
Comcast Corp.                      Com     20030N200      $3,557     146,800     SH      Sole                                146,800
Costco Wholesale Corporation       Com     22160K105     $12,768     157,170     SH      Sole                157,170
Costco Wholesale Corporation       Com     22160K105      $4,712      58,000     SH      Sole                                 58,000
CSX Corp.                          Com     126408103      $8,110     309,300     SH      Sole                309,300
CSX Corp.                          Com     126408103      $2,824     107,700     SH      Sole                                107,700
Cummins, Inc.                      Com     231021106     $14,768     142,700     SH      Sole                142,700
Cummins, Inc.                      Com     231021106      $4,605      44,500     SH      Sole                                 44,500
Deere & Co.                        Com     244199105     $22,322     269,400     SH      Sole                269,400
Deere & Co.                        Com     244199105      $9,802     118,300     SH      Sole                                118,300
EMC Corp.                          Com     268648102     $10,130     367,700     SH      Sole                367,700
EMC Corp.                          Com     268648102      $4,196     152,300     SH      Sole                                152,300
Evraz Group SA                     ADR     30050A202      $5,112     164,100     SH      Sole                164,100
Evraz Group SA                     ADR     30050A202      $1,234      39,600     SH      Sole                                 39,600
FMC Technologies, Inc.             Com     30249U101     $11,941     266,600     SH      Sole                266,600
FMC Technologies, Inc.             Com     30249U101      $3,986      89,000     SH      Sole                                 89,000
Fomento Economico Mex-SP ADR       ADR     344419106      $5,625      84,600     SH      Sole                 84,600
Fomento Economico Mex-SP ADR       ADR     344419106      $1,210      18,200     SH      Sole                                 18,200
Franklin Resources, Inc.           Com     354613101      $3,946      30,000     SH      Sole                 30,000
Freeport-McMoRan Copper & Gold     Com     35671D857     $11,585     219,000     SH      Sole                219,000
Freeport-McMoRan Copper & Gold     Com     35671D857      $3,714      70,200     SH      Sole                                 70,200
Goldcorp, Inc.                     Com     380956409      $6,265     129,800     SH      Sole                129,800
Goldcorp, Inc.                     Com     380956409     $21,866     453,000     SH      Sole                                453,000
Goldman Sachs Group, Inc.          Com     38141G104      $1,397      10,500     SH      Sole                 10,500
Google, Inc.                       Com     38259P508      $1,367       2,700     SH      Sole                  2,700
Honeywell                          Com     438516106     $10,124     169,900     SH      Sole                169,900
Honeywell                          Com     438516106      $4,523      75,900     SH      Sole                                 75,900
Humana, Inc.                       Com     444859102     $21,280     263,400     SH      Sole                263,400
Humana, Inc.                       Com     444859102      $8,484     105,010     SH      Sole                                105,010
Icici Bank ADR                     ADR     45104G104     $16,146     327,500     SH      Sole                327,500
Icici Bank ADR                     ADR     45104G104      $3,934      79,800     SH      Sole                                 79,800
Illumina, Inc.                     Com     452327109     $12,813     170,500     SH      Sole                170,500
Illumina, Inc.                     Com     452327109      $4,922      65,500     SH      Sole                                 65,500
Infosys, Ltd.                      ADR     456788108      $5,512      84,500     SH      Sole                 84,500
Infosys, Ltd.                      ADR     456788108      $1,292      19,800     SH      Sole                                 19,800
Intuit                             Com     461202103     $12,540     241,800     SH      Sole                241,800
Intuit                             Com     461202103      $3,890      75,000     SH      Sole                                 75,000
Intuitive Surgical, Inc.           Com     46120E602     $20,466      55,000     SH      Sole                 55,000
Intuitive Surgical, Inc.           Com     46120E602      $8,503      22,850     SH      Sole                                 22,850
Joy Global, Inc.                   Com     481165108     $21,743     228,300     SH      Sole                228,300
Joy Global, Inc.                   Com     481165108     $10,038     105,400     SH      Sole                                105,400
Lorillard, Inc.                    Com     544147101     $10,419      95,700     SH      Sole                 95,700
Lorillard, Inc.                    Com     544147101      $3,059      28,100     SH      Sole                                 28,100
Mechel OAO ADR                     ADR     583840103     $11,988     501,800     SH      Sole                501,800
Mechel OAO ADR                     ADR     583840103      $2,874     120,300     SH      Sole                                120,300
Monsanto Company                   Com     61166W101     $17,395     239,800     SH      Sole                239,800
Monsanto Company                   Com     61166W101      $8,415     116,000     SH      Sole                                116,000
National Oilwell Varco, Inc.       Com     637071101     $26,795     342,600     SH      Sole                342,600
National Oilwell Varco, Inc.       Com     637071101     $11,732     150,000     SH      Sole                                150,000
NetApp, Inc.                       Com     64110D104     $21,819     413,400     SH      Sole                413,400
NetApp, Inc.                       Com     64110D104      $9,960     188,700     SH      Sole                                188,700
Nvidia Corp.                       Com     67066G104      $6,682     419,300     SH      Sole                419,300
Nvidia Corp.                       Com     67066G104      $2,489     156,200     SH      Sole                                156,200
Oracle Corporation                 Com     68389X105     $14,421     438,200     SH      Sole                438,200
Oracle Corporation                 Com     68389X105      $7,671     233,100     SH      Sole                                233,100
Peabody Energy Corp.               Com     704549104     $18,586     315,500     SH      Sole                315,500
Peabody Energy Corp.               Com     704549104      $7,658     130,000     SH      Sole                                130,000
Petroleo Brasileiro ADR            ADR     71654V408     $25,626     754,500     SH      Sole                754,500
Petroleo Brasileiro ADR            ADR     71654V408      $6,489     191,100     SH      Sole                                191,100
Precision Castparts Corp.          Com     740189105     $18,230     110,700     SH      Sole                110,700
Precision Castparts Corp.          Com     740189105      $6,752      41,000     SH      Sole                                 41,000
Qualcomm, Inc.                     Com     747525103     $10,853     191,100     SH      Sole                191,100
Qualcomm, Inc.                     Com     747525103      $5,054      89,000     SH      Sole                                 89,000
Quimica y Minera de Chile SA
- sp ADR                           ADR     833635105      $5,100      78,800     SH      Sole                 78,800
Quimica y Minera de Chile SA
- sp ADR                           ADR     833635105      $1,262      19,500     SH      Sole                                 19,500
Schlumberger, Ltd.                 Com     806857108     $18,940     218,500     SH      Sole                218,500
Schlumberger, Ltd.                 Com     806857108      $5,897      68,000     SH      Sole                                 68,000
SPDR Gold Shares                   Com     78463V107      $3,212      22,000     SH      Sole                 22,000
Stryker Corporation                Com     863667101      $8,518     144,700     SH      Sole                144,700
Stryker Corporation                Com     863667101      $3,862      65,600     SH      Sole                                 65,600
Suncor Enerrgy, Inc.               Com     867224107      $4,270     109,200     SH      Sole                109,200
Suncor Enerrgy, Inc.               Com     867224107     $14,682     375,500     SH      Sole                                375,500
Symantec Corp.                     Com     871503108     $14,843     752,700     SH      Sole                752,700
Symantec Corp.                     Com     871503108      $9,424     477,900     SH      Sole                                477,900
T Rowe Price Group, Inc.           Com     74144T108      $3,753      62,200     SH      Sole                 62,200
Talisman Energy, Inc. ADR          Com     87425E103      $5,653     275,900     SH      Sole                275,900
Talisman Energy, Inc. ADR          Com     87425E103     $22,047   1,076,000     SH      Sole                              1,076,000
Telecomunicacoes de Sao Paulo
SA Telesp                          ADR     87929A102      $4,930     166,000     SH      Sole                166,000
Telecomunicacoes de Sao Paulo
SA Telesp                          ADR     87929A102      $1,165      39,215     SH      Sole                                 39,215
Tiffany & Co.                      Com     886547108      $7,290      92,500     SH      Sole                 92,500
Tiffany & Co.                      Com     886547108      $4,618      58,600     SH      Sole                                 58,600
Union Pacific Corp.                Com     907818108     $23,760     226,550     SH      Sole                226,550
Union Pacific Corp.                Com     907818108      $8,736      83,300     SH      Sole                                 83,300
Unitedhealth Group                 Com     91324P102     $21,689     420,500     SH      Sole                420,500
Unitedhealth Group                 Com     91324P102      $8,686     168,400     SH      Sole                                168,400
Vale SA SP ADR                     ADR     91912E105     $15,815     495,000     SH      Sole                495,000
Vale SA SP ADR                     ADR     91912E105      $3,991     124,900     SH      Sole                                124,900
Viacom, Inc.                       Com     92553P201     $19,597     382,400     SH      Sole                382,400
Viacom, Inc.                       Com     92553P201      $7,985     155,800     SH      Sole                                155,800
VMware, Inc.                       Com     928563402     $22,351     223,000     SH      Sole                223,000
VMware, Inc.                       Com     928563402     $11,045     110,200     SH      Sole                                110,200
Wells Fargo Company                Com     949746101         $67       2,400     SH      Sole                  2,400
Whiting Petroleum Corp.            Com     966387102      $8,229     144,600     SH      Sole                144,600
Whiting Petroleum Corp.            Com     966387102      $2,532      44,500     SH      Sole                                 44,500
Yum! Brands, Inc.                  Com     988498101      $8,512     154,100     SH      Sole                154,100
Yum! Brands, Inc.                  Com     988498101      $3,237      58,600     SH      Sole                                 58,600